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October 26, 1995



Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:   Rule 24f-2 Notice for
      IDS Life Special Income Fund, Inc.
      SEC File No. 2-73113/811-3219

Gentlemen:

[i]   In accordance with the provisions of Rule 24f-2, IDS Life
      Special Income Fund, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended August 31, 1995 ("Fiscal Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.                $          0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.          $          0

[iv]  Amount of securities sold during the
      fiscal year.                                     $72,644,195*

[v]   Amount of securities sold pursuant to            $72,644,195
      24f-2.

[vi]  Fee $72,644,195 divided by 2,900 equals          $ 25,049.72

*  Sales of $213,269,127 minus redemptions of $140,624,932.

Enclosed please find an opinion of counsel. The filing fee in the amount of $25,049.72 has been sent by wire transfer.

If you have any questions, please contact the undersigned.

Very truly yours,

IDS LIFE SPECIAL INCOME FUND, INC.



Leslie L. Ogg
Vice President

LLO/KB/rdh
Enclosures
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Securities and Exchange Commission
October 26, 1995

                                                  IDS Life
                                                   Special
                                                   Income
                                                    Fund
  Shares registered in prior years                         0

  Share price on October 20, 1995                      11.76
  Value of shares                                          0

  Shares registered in current years                       0

  Share price on October 20, 1995                      11.76
  Value of shares                                          0

* Aggregate Sales                                213,269,127

  Aggregate Redemptions                          140,624,932
  Securities Sold during Fiscal Year              72,644,195

  Fee                                              25,049.72